PLANT AND EQUIPMENT	12 Months Ended
Mar. 31, 2025
Notes and other explanatory information [abstract]
PLANT AND EQUIPMENT

12 PLANT AND EQUIPMENT

Computer equipment
USD
Cost:
At 1 April 2023, 31 March 2024 and 31 March 2025	5,038
Accumulated depreciation:
At 1 April 2023	(1,342)
Charge during 2024	(3,696)
At 31 March 2024 and 31 March 2025	(5,038)
Net carrying amount:
At 31 March 2024 and 31 March 2025	-

Depreciation is recognized so as to write off the cost of assets less their residual values over their estimated useful lives, using the straight-line method. The estimated useful lives, residual values and depreciation method are reviewed at the end of each reporting period, with the effect of any changes in estimate accounted for on a prospective basis. Estimated useful lives of plant and equipment are as follows:

Office equipment	5 years